Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies

(14) Commitments and Contingencies

(a)	Leases

The Company has entered into several operating leases for office space. Rent expense amounted to $1,350, $1,479 and $1,600 during 2013, 2012 and 2011, respectively.

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2013 were as follows:

Operating leasing
Year ending December 31:
2014	$1,584
2015	1,536
2016	1,366
2017	95
2018 and thereafter	189

Total	$4,770

(b)	Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under the Company’s TW Revolving Credit Facility, TAP Funding Revolving Credit Facility, TAP Funding Revolving Credit Facility II, 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds, 2013-1 Bonds, TMCL II Secured Debt Facility and TMCL IV Secured Debt Facility. The total balance of these restricted cash accounts was $63,160 and $54,945 as of December 31, 2013 and 2012, respectively.

(c)	Container Commitments

At December 31, 2013, the Company had placed orders with manufacturers for containers to be delivered subsequent to December 31, 2013 in the total amount of $52,190.